Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
Income Taxes

Note 18—Income Taxes

        The Company files U.S. federal and state corporate income tax returns for PFSI and partnership returns for PennyMac. Before the IPO, the Company did not have a provision for income taxes as PennyMac is a pass-through taxable entity. PFSI's tax returns are subject to examination for 2012 and forward. In March 2013, the IRS concluded its audit of the partnership return of PennyMac and its subsidiaries for the tax year ended December 31, 2010 and proposed no changes to the return as originally filed. No returns are currently under examination. PennyMac's federal partnership returns are subject to examination for 2011 and forward. PennyMac's primary state tax return is generally subject to examination for 2009 and forward.

        The following table details the Company's income tax expense (benefit).

Year ended December 31, 2013
(in thousands)
Current expense:
Federal	$—
State	—

Total current expense	—

Deferred expense:
Federal	7,815
State	2,146

Total deferred expense	9,961

Total provision for income taxes	$9,961

        The provision for deferred income taxes for the year ended December 31, 2013 primarily relates to the Company's investment in PennyMac partially offset by a net operating loss carryforward. The portion attributable to its investment in PennyMac primarily relates to MSRs that PennyMac received pursuant to sales of mortgage loans held for sale at fair value and Carried Interest from the Investment Funds.

        The following table is a reconciliation of the Company's provision for income taxes at statutory rates to the provision for income taxes at the Company's effective tax rate:

Year ended December 31, 2013
Federal income tax statutory rate	35.0%
Less: Rate attributable to non-controlling members	(30.3)%
State income taxes, net of federal benefit	0.8%
Valuation allowance	0.0%

Effective tax rate	5.5%

        The components of the Company's provision for deferred income taxes are as follows:

Year ended December 31, 2013
(in thousands)
Investment in PennyMac	$12,909
Net operating loss carryforward	(2,948)
Valuation allowance	—

Total provision for deferred income taxes	$9,961

        The components of Deferred tax asset are as follows:

December 31, 2013
(in thousands)
Taxes currently receivable	$7
Deferred income tax asset, net	63,110

Deferred tax asset	$63,117

        The tax effects of temporary differences that gave rise to deferred income tax assets and liabilities are presented below:

December 31, 2013
(in thousands)
Deferred income tax assets:
Investment in PennyMac	$60,162
Net operating loss carryforward	2,948

Gross deferred tax assets	63,110

Deferred income tax liabilities:
Other	—

Gross deferred tax liabilities	—

Net deferred income tax asset	$63,110

        The Company's deferred income tax is recorded in Deferred tax asset in the consolidated balance sheet as of December 31, 2013. There was no income tax asset or liability as of December 31, 2012 since PennyMac is a pass-through taxable entity and PFSI had no activity in 2012. Increases in deferred tax assets are primarily due to the increase in the Company's ownership of PennyMac as a result of members exchanging PennyMac Class A units for PFSI Class A common stock. As existing members exchange their units, the Company records a deferred tax asset related to PennyMac's election pursuant to Section 754 of the Internal Revenue Code. The portion of the deferred tax asset relating to the Company's investment in PennyMac is net of deferred tax liabilities primarily related to deferred income from MSRs and accrued Carried Interest from the Investment Funds.

        The Company recorded a deferred tax asset of $2.9 million related to net operating loss carryforwards of approximately $7.2 million, which generally expire in 2033.

        At December 31, 2013 and December 31, 2012, the Company had no unrecognized tax benefits and does not anticipate any increase in unrecognized tax benefits. Should the accrual of any interest or penalties relative to unrecognized tax benefits be necessary, it is the Company's policy to record such accruals in the Company's income tax accounts. No such accruals existed at December 31, 2013 and December 31, 2012.